John Hancock Funds II

Supplement dated March 28, 2013 to the current NAV Prospectus

International Growth Stock Fund

Richard Nield and Brent Bates have joined the portfolio management team responsible for managing the International Growth Stock Fund (the “Fund”). Accordingly, the portfolio manager information in the Fund profile section of the Prospectus under the heading “Management” is amended and restated as follows:

Subadviser	Portfolio Managers

Invesco Advisers, Inc.	Clas Olsson. Lead Portfolio Manager; managed fund since inception.
Mark Jason. Portfolio Manager; managed fund since inception.
Shuxin Cao. Portfolio Manager; managed fund since inception.
Jason Holzer. Portfolio Manager; managed fund since inception.
Matthew Dennis. Portfolio Manager; managed fund since inception.
Richard Nield, CFA. Portfolio Manager; managed fund since 2013.
Brent Bates, CFA, CPA. Portfolio Manager; managed fund since 2013.

The following information amends the portfolio manager information in the “Subadvisory Arrangements and Management Biographies” section of the Prospectus under the heading Invesco Advisers, Inc. (“Invesco”). Mr. Nield and Mr. Bates are now listed as Portfolio Managers of the Fund.

Funds	Portfolio Managers
International Growth Stock Fund	Clas Olsson (Lead Manager)
Mark Jason
Shuxin Cao
Jason Holze
Matthew Dennis
Richard Nield, CFA
Brent Bates, CFA, CPA

• Richard Nield, CFA. Portfolio Manager, who has been with Invesco and/or affiliates since 2000.

• Brent Bates, CFA, CPA. Portfolio Manager, who has been with Invesco and/or affiliates since 1996.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated March 28, 2013 to the current Statement of Additional Information

International Growth Stock Fund

Richard Nield and Brent Bates have joined the portfolio management team responsible for managing the International Growth Stock Fund (the “Fund”).

The following amends the portfolio manager information presented in Appendix B to the SAI relating to Invesco Advisers, Inc. regarding the portfolio managers of the Fund.

The following table reflects information as of February 28, 2013:

	Other Registered Investment Vehicles		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)

Richard Nield, CFA (as related to International Growth Stock Fund)	1	$762.5	None	None	None	None
Brent Bates, CFA, CPA (as related to International Growth Stock Fund)	1	$950.5	8	$2,074.6	None	None

Other Accounts Managed – Of Total listed above, those for which advisory fee is based on performance

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets

Richard Nield, CFA (as related to International Growth Stock Fund)	None	None	None	None	None	None
Brent Bates, CFA, CPA (as related to International Growth Stock Fund)	None	None	None	None	None	None

Ownership of fund shares. None of the portfolio managers listed in the above table beneficially owned any shares of the funds that they managed as of February 28, 2013.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.